Business Segments (Segment Financial Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
External customer revenues	$ 660.5	$ 743.7	$ 747.3
Intersegment revenues	0.0	0.0	0.0
Total revenues	660.5	743.7	747.3
Fuel Costs	1.7	2.5	2.5
Depreciation and amortization	73.3	72.3	76.2
Interest expense	71.3	82.2	98.0
Gain (Loss) on Extinguishment of Debt	31.7	44.9	6.5
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	(11.9)	31.5	38.9
Net loss from continuing operations	(6.4)	51.8	36.7
Discontinued operations, net of tax	5.4	53.6	33.4
Cash capital expenditures	157.3	156.5	96.1
Total assets (end of year)	2,036.0	1,935.8	1,883.1
Operating Segments [Member] | Utility [Member]
Segment Reporting Information [Line Items]
External customer revenues	651.2	734.3	737.8
Intersegment revenues	0.9	1.1	0.9
Total revenues	652.1	735.4	738.7
Depreciation and amortization	71.8	70.8	74.5
Interest expense	24.3	26.0	27.3
Gain (Loss) on Extinguishment of Debt	0.0	0.0	0.6
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	58.1	124.3	104.4
Cash capital expenditures	153.3	155.5	85.6
Total assets (end of year)	2,014.7	1,883.2	1,819.6
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
External customer revenues	9.3	9.4	9.5
Intersegment revenues	3.6	3.2	2.9
Total revenues	12.9	12.6	12.4
Depreciation and amortization	1.5	1.5	1.7
Interest expense	47.0	56.2	70.7
Gain (Loss) on Extinguishment of Debt	31.7	44.9	5.9
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	(70.0)	(92.8)	(65.5)
Cash capital expenditures	4.0	1.0	10.5
Total assets (end of year)	21.3	52.6	63.5
Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
External customer revenues	0.0	0.0	0.0
Intersegment revenues	(4.5)	(4.3)	(3.8)
Total revenues	(4.5)	(4.3)	(3.8)
Depreciation and amortization	0.0	0.0	0.0
Interest expense	0.0	0.0	0.0
Gain (Loss) on Extinguishment of Debt	0.0	0.0	0.0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	0.0	0.0	0.0
Cash capital expenditures	$ 0.0	$ 0.0	$ 0.0